Segment Reporting and Significant Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting and Significant Customers
Segment Reporting and Significant Customers
Operating segments are defined as components of an enterprise for which separate discrete financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We globally manage the business within one reporting segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance.
Revenue by geographic region is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
United States	$11,307	$6,547	$29,580	$15,922
Europe	1,747	724	4,454	2,688
Total revenue	$13,054	$7,271	$34,034	$18,610

All of our long-lived assets are located in the United States.

11. Segment Reporting and Significant Customers

Operating segments are defined as components of an enterprise for which separate discrete financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reporting segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance.

Revenue by geographic region are as follows:

	Year ended December 31,
	2015	2016	2017
United States	$6,132	$13,789	$24,293
Europe	1,880	2,638	4,274
Total revenue	$8,012	$16,427	$28,567

All the Company’s long-lived assets are located in the United States.